UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset management, Inc
Address: 2 High Ridge Park
         Stamford, CT  06905

13F File Number:  028-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     203-322-0189

Signature, Place, and Date of Signing:

 Joseph A. Haanczor     Stamford, CT     February 01, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $269,691 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682    26504    23372 SH       SOLE                    23372        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    29514  1160557 SH       SOLE                  1160557        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    22103   877772 SH       SOLE                   877772        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    29175  1164236 SH       SOLE                  1164236        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     2252    90054 SH       SOLE                    90054        0        0
BLACKROCK CREDIT ALL INC TR    COM              092508100    16827  1224706 SH       SOLE                  1224706        0        0
COMMONWEALTH REIT              6.50% PFD CUM CO 203233408     7793   337669 SH       SOLE                   337669        0        0
COMMONWEALTH REIT              CV PFD-E 7.25%   203233606    16540   655841 SH       SOLE                   655841        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100      914    46727 SH       SOLE                    46727        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    16998   906566 SH       SOLE                   906566        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    34161  1364785 SH       SOLE                  1364785        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405     1173     9362 SH       SOLE                     9362        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      323    13023 SH       SOLE                    13023        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      337    14631 SH       SOLE                    14631        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      461    20528 SH       SOLE                    20528        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     7073   307533 SH       SOLE                   307533        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     1698    75424 SH       SOLE                    75424        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    30725  1388959 SH       SOLE                  1388959        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796      648    28699 SH       SOLE                    28699        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    24472    19977 SH       SOLE                    19977        0        0